Tax	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Tax

7	Tax

Tax expense
	2025	2024	2023
	$m	$m	$m
Current tax[1]	6,978	6,115	5,718
– for this year	6,606	5,863	5,737
– adjustments in respect of prior periods[3]	324	31	(19)
– Pillar 2 and qualifying domestic top-up taxes	48	221	—
Deferred tax	(202)	1,195	71
– origination and reversal of temporary differences	173	1,288	19
– effect of changes in tax rates	35	(2)	17
– adjustments in respect of prior periods[3]	(410)	(91)	35
Year ended 31 Dec[2]	6,776	7,310	5,789
1Current tax included Hong Kong profits tax of $2,351m (2024: $1,615m; 2023: $1,328m). The Hong Kong tax rate applying to the profits of subsidiaries assessable in Hong Kong was 16.5% (2024: 16.5%; 2023: 16.5%).
2In addition to amounts recorded in the income statement, a tax charge of $136m (2024: credit of $12m) was recorded directly to equity.
3Adjustments in respect of prior periods includes deferred tax credits in Hong Kong arising on temporary differences between IFRS and the regulatory basis of accounting on which the tax returns are prepared, and in the UK on tax losses, both of which arise from the finalisation of 2024 tax returns and are offset by corresponding charges in current tax.
Tax reconciliation
The tax charged to the income statement differs from the tax charge that would apply if all profits had been taxed at the UK corporation tax rate as follows:

	2025		2024		2023
	$m	%	$m	%	$m	%
Profit before tax	29,907		32,309		30,348
Tax expense
Taxation at UK corporation tax rate of 25.0% (2024: 25.0%, 2023: 23.5%)	7,477	25.0	8,077	25.0	7,132	23.5
Impact of differently taxed overseas profits in overseas locations	(1,316)	(4.4)	(1,351)	(4.2)	(612)	(2.0)
UK banking surcharge	179	0.6	215	0.7	350	1.2
Items increasing tax charge in 2025:
– local taxes and overseas withholding taxes	692	2.3	584	1.8	419	1.4
– movements in unrecognised deferred tax	314	1.0	259	0.7	(22)	(0.1)
– fines and provisions for legal settlements	294	1.0	—	—	—	—
– impairment of investment in BoCom	250	0.8	—	—	705	2.3
– other permanent disallowables	237	0.8	344	1.0	227	0.7
– dilution loss on the Group’s investment in BoCom	128	0.4	—	—	—	—
– movements in provisions for uncertain tax positions	118	0.4	38	0.1	(472)	(1.6)
– impact of business disposals	100	0.3	—	—	—	—
– non-deductible bank levy expense	75	0.3	73	0.2	112	0.4
– impact of global and domestic minimum taxes	48	0.2	221	0.7	—	—
– impact of changes in tax rates	35	0.1	6	—	17	0.1
– impact of hyperinflation	32	0.1	327	1.0	348	1.1
– tax impact of sale of HSBC Argentina	—	—	1,536	4.8	—	—
Items reducing tax charge in 2025:
– non-taxable income and gains	(970)	(3.2)	(1,079)	(3.3)	(1,189)	(3.9)
– effect of profits in associates and joint ventures	(582)	(1.9)	(456)	(1.4)	(571)	(1.9)
– deductions for AT1 coupon payments	(249)	(0.8)	(249)	(0.8)	(229)	(0.7)
– adjustments in respect of prior periods	(86)	(0.3)	(46)	(0.1)	16	0.1
– non-taxable gain on disposal of HSBC Canada	—	—	(1,174)	(3.6)	—	—
– impact of sale of French retail banking business	—	—	(15)	—	—	—
– accounting gain on acquisition of SVB UK	—	—	—	—	(442)	(1.5)
Year ended 31 Dec	6,776	22.7	7,310	22.6	5,789	19.1
The Group’s profits are taxed at different rates depending on the country or territory in which the profits arise. The key applicable tax rates for 2025 include Hong Kong (16.5%), the US (21.0%) and the UK (25.0%). If the Group’s profits were taxed at the statutory rates of the countries in which the profits arose, then the tax rate for the year would have been 21.2% (2024: 21.4%).
The effective tax rate for the year of 22.7% was higher than in the previous year (2024: 22.6%). The effective tax rate for the year was increased by 1.2% by the dilution loss and non-deductible impairment of the Group’s investment in BoCom, increased by 1.0% by movements in unrecognised deferred tax, primarily relating to French tax losses, and increased by 1.0% by the impact of fines and provisions for legal settlements on which no tax benefit is recorded. The effective tax rate for the year was reduced by 0.3% by adjustments in respect of prior periods, mainly arising from the finalisation of prior year tax returns in India and Hong Kong. The effective tax rate for 2024 was reduced by 3.6%
by the non-taxable gain arising on the disposal of HSBC Canada, increased by 4.8% by the non-deductible loss arising on the disposal of HSBC
Argentina, increased by 0.7% by movements in unrecognised deferred tax, primarily relating to French tax losses, and increased by 0.7% by the
Group’s Pillar 2 global minimum tax charge.
The UK adopted the ‘Pillar Two’ global minimum tax model rules of the OECD’s Inclusive Framework on Base Erosion and Profit-Shifting (‘BEPS’)
with effect from 1 January 2024. Many jurisdictions adopted similar rules, as well as domestic minimum tax regimes, from 1 January 2025 and some jurisdictions, such as Bermuda, introduced new or amended corporate income tax regimes effective from that date. These changes have the effect of increasing local overseas tax liabilities in 2025 and reducing the UK top-up tax liability.
Accounting for taxes involves some estimation because tax law is uncertain and its application requires a degree of judgement, which authorities may dispute. Liabilities are recognised based on best estimates of the probable outcome, taking into account external advice where appropriate.
Exposures to additional tax liabilities arising from uncertain tax positions were reassessed during 2025, resulting in a charge of $118m to the income statement. We do not expect significant liabilities to arise in excess of the amounts provided. HSBC only recognises current and deferred tax assets where recovery is probable.

Movement of deferred tax assets and liabilities
	Loan impairment provisions	Unused tax losses and tax credits	Financial assets at FVOCI	Cash flow hedges	Retirement obligations	Other	Total
	$m	$m	$m	$m	$m	$m	$m
Assets	1,070	3,864	616	442	—	2,906	8,898
Liabilities	—	—	—	—	(1,767)	(1,607)	(3,374)
At 1 Jan 2025	1,070	3,864	616	442	(1,767)	1,299	5,524
Income statement	11	(466)	226	10	(96)	517	202
Other comprehensive income	—	—	(564)	(587)	6	161	(984)
Foreign exchange and other adjustments	(25)	74	221	23	(100)	200	393
At 31 Dec 2025	1,056	3,472	499	(112)	(1,957)	2,177	5,135
Assets[1]	1,056	3,472	499	—	—	3,503	8,530
Liabilities[1]	—	—	—	(112)	(1,957)	(1,326)	(3,395)

Assets	1,158	4,544	876	419	—	2,933	9,930
Liabilities	—	—	—	—	(1,814)	(1,600)	(3,414)
At 1 Jan 2024	1,158	4,544	876	419	(1,814)	1,333	6,516
Income statement	(74)	(640)	100	—	(85)	(431)	(1,130)
Other comprehensive income	—	—	(49)	84	114	189	338
Foreign exchange and other adjustments	(14)	(40)	(311)	(61)	18	208	(200)
At 31 Dec 2024	1,070	3,864	616	442	(1,767)	1,299	5,524
Assets[1]	1,070	3,864	616	442	—	2,906	8,898
Liabilities[1]	—	—	—	—	(1,767)	(1,607)	(3,374)
1After netting off balances within countries, the balances as disclosed in the accounts are as follows: deferred tax assets of $7,235m (2024: $6,841m) and deferred tax liabilities of $2,100m (2024: $1,317m).
In applying judgement in recognising deferred tax assets, management has assessed all relevant information, including future business profit projections and the track record of meeting forecasts. Management’s assessment of the likely availability of future taxable profits against which to recover deferred tax assets is based on the most recent financial forecasts approved by management, which cover a five-year period and are extrapolated where necessary, and takes into consideration the reversal of existing taxable temporary differences and past business performance.
When forecasts are extrapolated beyond five years, a number of different scenarios are considered, reflecting different downward risk adjustments, in order to assess the sensitivity of our recognition and measurement conclusions in the context of such longer-term forecasts.
The Group’s net deferred tax asset of $5.1bn (2024: $5.5bn) included $1.5bn (2024: $2.6bn) of deferred tax assets relating to the UK, $2.8bn
(2024: $3.0bn) of deferred tax assets relating to the US and a net deferred asset of $0.8bn (2024: $0.5bn) in France.
The UK deferred tax asset of $1.5bn excluded a $2.0bn deferred tax liability arising on the UK pension scheme surplus, the reversal of which is not taken into account when estimating future taxable profit due to the level of uncertainty as to the timing and manner of its reversal. The UK deferred tax assets are supported by forecasts of taxable profit, also taking into consideration the history of profitability in the relevant businesses.
The majority of the deferred tax asset relates to tax attributes which do not expire and are forecast to be recovered within two years and as such are less sensitive to changes in long-term profit forecasts.
The net US deferred tax asset of $2.8bn included $1.0bn related to US tax losses, of which $0.7bn expire in 9 to 12 years. Management expects the US deferred tax asset to be substantially recovered within 13 years, with the majority recovered in the first five years.
The net deferred tax asset in France of $0.8bn included $0.7bn related to tax losses, which are expected to be substantially recovered within 10 years. An additional $0.1bn of deferred tax asset relating to French tax losses was recognised during the year, supported by the business’s improved performance and outlook. Unused tax losses with a tax value of $0.3bn have not been recognised due to the absence of convincing evidence regarding the availability of sufficient future taxable profits against which to recover them.
Unrecognised deferred tax
The amount of gross temporary differences, unused tax losses and tax credits for which no deferred tax asset is recognised in the balance sheet was $13.8bn (2024: $11.0bn). This amount included unused US state tax losses of $3.8bn (2024: $3.8bn) which are forecast to expire before they are recovered, unused French tax losses of $1.4bn (2024: $0.7bn) for which there is insufficient evidence of future taxable profits to support recognition, and unused UK tax losses of $3.4bn (2024: $3.5bn), which arose prior to 1 April 2017 and can only be recovered against future taxable profits of HSBC Holdings. No deferred tax was recognised on these losses due to the absence of convincing evidence regarding the availability of sufficient future taxable profits against which to recover them. Deferred tax asset recognition is reassessed at each balance sheet date based on the available evidence. Of the total amounts on which deferred tax was not recognised, $7.6bn (2024: $6.0bn) had no expiry date, $1.3bn (2024:
$1.0bn) was scheduled to expire within 10 years and the remaining balance is expected to expire after 10 years.
Deferred tax is not recognised in respect of the Group’s investments in subsidiaries and branches where HSBC is able to control the timing of remittance or other realisation and where remittance or realisation is not probable in the foreseeable future. The aggregate temporary differences relating to unrecognised deferred tax liabilities arising on investments in subsidiaries and branches was $15.9bn (2024: $15.2bn) and the corresponding unrecognised deferred tax liability was $0.8bn (2024: $0.7bn).